INCOME TAX - Reconciliation of the income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Statutory Tax Rate PRC [Line Items]
Income before income taxes	$ 97,497	$ 143,723	$ 129,642
Withholding tax on dividends paid by subsidiaries	6,654
Total	18,171	18,184	22,205
People Republic Of China Subsidiaries [Member]
Income Tax Statutory Tax Rate PRC [Line Items]
Expected income tax expense at statutory tax rate in the PRC	24,374	35,931	32,410
Effect of different tax rates in various jurisdictions	3,997	1,781	(521)
Effect of preferential tax treatment	(11,797)	(13,444)	(11,678)
Effect of non-taxable income	(250)	(1,500)	(284)
Effect of additional deductible research and development expenses	(7,241)	(5,833)	(4,260)
Effect of non-deductible expenses	10,661	5,489	3,046
Over provision of income tax in previous years	(6,118)	(8,457)	(4,801)
Change in valuation allowance	3,746	1,399	2,359
Withholding tax on dividends paid by subsidiaries	799	2,847	4,784
Others	$ 0	$ (29)	$ 1,150